Revenue Recognition - Disaggregated Detail of Revenue (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
ASC 606 membership and service revenue		$ 2,207	$ 1,567	$ 2,418
ASC 842 rental and service revenue		994	900	715
Total membership and service revenue		3,201	2,467	3,133
Other revenue		44	103	283
Total revenue	[1]	3,245	2,570	3,416
Cost of goods sold		$ 35	$ 91	$ 249

[1]	See Note 27 for disclosure of related party amounts.